Summary of Significant Accounting Policies Earnings per share (Policies)	12 Months Ended
Dec. 29, 2012
Earnings Per Share [Abstract]
Earnings Per Share, Policy [Policy Text Block]
Net Earnings Per Share: Basic net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares during the period, exclusive of restricted stock awards. Diluted net earnings per share is computed by dividing net earnings by the weighted average number of outstanding common shares and dilutive securities.
The following table sets forth the computation of basic and diluted net earnings per share for fiscal years 2012, 2011 and 2010 (in millions, except per share amounts):

	2012	2011	2010
Numerator:
Net earnings	$752	$826	$907
Denominator:
Basic weighted average shares outstanding	313.3	324.3	328.2
Effect of dilutive securities:
Stock options	1.3	2.6	2.3
Restricted stock units	0.2	0.2	—
Diluted weighted average shares outstanding	314.8	327.1	330.5
Basic net earnings per share	$2.40	$2.55	$2.76
Diluted net earnings per share	$2.39	$2.52	$2.75

Approximately 18.9 million, 11.5 million and 18.3 million shares of common stock subject to stock options and restricted stock units were excluded from the diluted net earnings per share computation because they were not dilutive during fiscal years 2012, 2011 and 2010, respectively.